INVESTMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2019
Investments in and Advances to Affiliates [Line Items]
Carrying value		$ 277		$ 257
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[1]	Measurement alternative		Measurement alternative
Carrying value	[1]	$ 0		$ 0
Ownership interest description	[1]	Less than 1%		Less than 1%
Arrow Ecology & Engineering Overseas (1999) [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[2]	Equity method		Equity method
Carrying value	[2]	$ 0		$ 0
Ownership interest		22.60%	[2]	22.60%	[2]	22.60%
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 36		$ 36
Ownership interest description	[3]	Less than 1%		Less than 1%
GreenFox Logistics LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 100		$ 100
Ownership interest description	[3]	Less than 1%		Less than 1%
SardineAI Corp. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[3],[4]	Measurement alternative		Measurement alternative
Carrying value	[3],[4]	$ 8		$ 8
Ownership interest description	[3],[4]	Less than 1%		Less than 1%
Silver Circle One [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[3],[5]	Measurement alternative		Measurement alternative
Carrying value	[3],[5]	$ 58		$ 38
Ownership interest description	[3],[5]	Less than 1%		Less than 1%
Justt Fintech Ltd (previously Acrocharge Ltd) [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 50		$ 50
Ownership interest description	[3]	Less than 1%		Less than 1%
Nilus OS Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Investments, Measurement Method	[3]	Measurement alternative		Measurement alternative
Carrying value	[3]	$ 25		$ 25
Ownership interest description	[3]	Less than 1%		Less than 1%

[1]	The market value of the Company’s investment in MNKA as of December 31, 2024, and 2023 is $0 and $9, respectively. The Company evaluated the stock price of MNKA but as MNKA share price is low, the number of shares that are being traded is low and as MNKA still does not have any material revenue or profitable operations, the Company previously determined that the value of the investment is impaired and accordingly, valued the investment at zero.
[2]	The investment includes few types of shares representing 22.6% of Arrow’s equity and shareholders loans of $4,146 which were purchased for a total amount of $1,750. The Company suspended its use of the equity method for this investment in 2023 after its investment balance was reduced to zero.
[3]	Private, closely held company, with no active market for the investment. Therefore, the Company applies the measurement alternative and measures the investment at cost minus impairment.
[4]	On January 2023, the Company sold approximately 85% of its investment for a total amount of $756.
[5]	A capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies. The company committed to invest up to $100 in a collective investment fund while as of December 31, 2024, the Company invested a total amount of $58.